Notes to the interim condensed consolidated statement of financial position - Provisions for retirement benefit obligations - Breakdown of expense recognized for the year (Details) - EUR (€)
€ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to the interim condensed consolidated statement of financial position
Service cost for the period	€ (104)	€ (183)
Interest cost for the period	(25)	(46)
Benefits for the period	59
Total	€ (70)	€ (228)